Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	¥ 473,456	$ 68,105	¥ 414,212
Unutilized capital allowances and investment allowances	100,643	14,477	103,810
Other unrecognized temporary differences relating to asset impairment and deferred grants	142,851	20,548	199,203
Deferred tax assets have not been recognised	¥ 716,950	$ 103,130	¥ 717,225